Segment and Revenue by Geography and By Major Customer (Details) - Schedule of Evaluating Financial Performance and Allocating Resources - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Segment Reporting Information [Line Items]
Revenues	$ 24,175	$ 22,481	$ 48,055	$ 44,101
Gross profit	14,934	15,784	30,727	31,224
Research and development expenses	12,161	14,904	26,121	29,031
Sales and marketing expenses	4,255	4,473	9,315	8,682
General and administrative expenses	3,701	4,340	7,533	8,641
Change in fair value of Forfeiture Shares	22	1,538	1,529	4,142
Financial expenses, net	601	(3,560)	792	(3,675)
Loss before taxes on income	4,586	9,998	9,966	15,052
Depreciation expenses	414	347	793	667
Stock-based compensation	3,987	3,117	7,809	5,908
Consolidated [Member]
Segment Reporting Information [Line Items]
Revenues	24,175	22,481	48,055	44,101
Gross profit	14,934	15,784	30,727	31,224
Research and development expenses	12,161	14,904	26,121	29,031
Sales and marketing expenses	4,255	4,473	9,315	8,682
General and administrative expenses	3,701	4,340	7,533	8,641
Segment operating profit (loss)	(5,183)	(7,933)	(12,242)	(15,130)
Change in fair value of Forfeiture Shares	22	1,538	1,529	4,142
Financial expenses, net	601	(3,560)	792	(3,675)
Loss before taxes on income	(4,560)	(9,955)	(9,921)	(14,663)
Depreciation expenses	414	347	793	667
Stock-based compensation	3,987	3,117	7,809	5,908
Audio-Video [Member]
Segment Reporting Information [Line Items]
Revenues	15,469	18,335	31,828	35,067
Gross profit	11,644	14,414	24,734	27,881
Research and development expenses	4,822	5,122	11,094	11,392
Sales and marketing expenses	1,892	1,917	4,009	3,695
General and administrative expenses	1,857	2,081	3,756	4,244
Segment operating profit (loss)	3,072	5,294	5,875	8,550
Depreciation expenses	173	161	352	303
Stock-based compensation	1,678	1,326	3,287	2,517
Automotive [Member]
Segment Reporting Information [Line Items]
Revenues	8,706	4,146	16,227	9,034
Gross profit	3,290	1,370	5,993	3,343
Research and development expenses	7,339	9,782	15,027	17,639
Sales and marketing expenses	2,363	2,556	5,306	4,987
General and administrative expenses	1,844	2,259	3,777	4,397
Segment operating profit (loss)	(8,255)	(13,227)	(18,117)	(23,680)
Depreciation expenses	241	186	441	364
Stock-based compensation	$ 2,309	$ 1,791	$ 4,522	$ 3,391